SUBSEQUENT EVENTS - Additional Information (Details)	1 Months Ended					2 Months Ended	12 Months Ended
	Mar. 20, 2018 shares	Jan. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Nov. 30, 2017 USD ($) shares	Oct. 31, 2017 USD ($) shares	Feb. 28, 2018 USD ($) vessel	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($)	Mar. 31, 2014
Subsequent Event [Line Items]
Loan draw downs							$ 337,736,000	$ 142,200,000
2016 Share Option Scheme [Member]
Subsequent Event [Line Items]
Shares issued for Equity Incentive Plan (in shares) | shares			60,000				60,000
Hemen Holdings Ltd [Member]
Subsequent Event [Line Items]
Shares issued for consideration (in shares) | shares							5,300,000
Hemen Holdings Ltd [Member] | Capesize Vessels [Member]
Subsequent Event [Line Items]
Shares issued for consideration (in shares) | shares				2,000,000	2,000,000
Seller's credit loan per vessel				$ 21,500,000	$ 21,500,000
Cash payment for vessel purchase				$ 4,500,000	$ 4,500,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Number of newbuildings delivered | vessel						5
Newbuilding installments						$ 144,600,000
Loan draw downs						150,000,000
Cash dividends						0.10
Subsequent Event [Member] | 2016 Share Option Scheme [Member]
Subsequent Event [Line Items]
Shares issued for Equity Incentive Plan (in shares) | shares	50,000
Subsequent Event [Member] | Hemen Holdings Ltd [Member] | Capesize Vessels [Member]
Subsequent Event [Line Items]
Shares issued for consideration (in shares) | shares		2,000,000
Seller's credit loan per vessel		$ 21,500,000
Cash payment for vessel purchase		$ 4,500,000
Convertible Debt [Member]
Subsequent Event [Line Items]
Loan draw downs							$ 0	$ 0
Debt repurchase			$ 9,400,000				$ 9,400,000
Stated interest rate			3.07%				3.07%		3.07%
Convertible Debt [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt repurchase						$ 9,400,000
Conversion price, percentage of par value						97.725%
Repurchase amount held						$ 18,800,000
Percentage repurchased						9.40%